Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	466.8	463.3
Common stock, shares outstanding (in shares)	466.8	463.3